11. NON-INTEREST EXPENSE (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Non-Interest Expense Details 1
Stationery, printing and postage	$ 979	$ 1,048	$ 1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583
Other operating expenses	$ 4,548	$ 4,216	$ 4,334